Annual Total Returns - Fidelity® California AMT Tax-Free Money Market Fund [BarChart] - 02.28 Fidelity California AMT Tax-Free Money Market Fund Institutional - PRO-10 - Fidelity® California AMT Tax-Free Money Market Fund - Fidelity California AMT Tax-Free Money Market Fund-Institutional Class AMT
Apr. 29, 2022
Bar Chart Table:
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.02%
Annual Return 2015	0.01%
Annual Return 2016	0.28%
Annual Return 2017	0.67%
Annual Return 2018	1.24%
Annual Return 2019	1.25%
Annual Return 2020	0.39%
Annual Return 2021	0.01%